Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 4 – Significant Accounting Policies

Cash and Cash Equivalents: The Trust considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Securities: United States Treasury securities are classified as held-to-maturity securities and are carried at cost, adjusted for accrued interest and amortization of premium or discount. The aggregate fair values listed in the table below are based on quoted prices in active markets for identical assets (Level 1). Securities recognized as noncurrent assets will mature in 2014. Following is a summary of the securities as of December 31:

	Current		Noncurrent
	2012	2011	2012	2011
Aggregate fair value	$8,416,447	$5,094,703	$4,282,664	$4,755,809
Gross unrealized holding gains	(3,707)	(4,929)	(698)	(12,995)
Gross unrealized holding losses	—	857	1,405	1,192
Amortized cost basis	8,412,740	5,090,631	4,283,371	4,744,006
Accrued interest	15,067	17,676	12,086	15,066
Amounts shown on balance sheets	$8,427,807	$5,108,307	$4,295,457	$4,759,072

Mineral and Surface Lands: Mineral and surface lands are carried at amounts that represent, principally, either costs at acquisition or values on March 1, 1913, net of accumulated amortization. The value of the merchantable ore deposits was established on March 1, 1913, for federal income tax purposes. No value has been estimated or recorded for taconite deposits held on March 1, 1913, since they were not then thought to be merchantable; however, they presently represent all the mining activity on the Trust's properties. Mineral lands are being amortized on the straight-line method over the remaining term of the Trust. The straight-line method of amortization bears close resemblance to the units-of-production method over the remaining term of the Trust and, accordingly, is deemed a reasonable, systematic and rational method to associate expense with the revenues generated from taconite mining. Mineral land amortization amounted to $295,200, $294,000 and $294,000 for the years 2012, 2011 and 2010, respectively. Nonmineral lands are also included in this category; however, they represent negligible amounts.

In addition, surface lands are acquired from time to time to facilitate mining operations (see Note 5). These surface lands are being amortized on a straight-line basis over the remaining term of the Trust based on the values as of the beginning of each fiscal year. Surface lands remaining to be amortized amounted to $1,301,885, $1,242,035 and $1,533,635 as of January 1, 2012, 2011 and 2010, respectively. Surface land amortization amounted to $400,800, $292,800 and $291,600 for the years 2012, 2011 and 2010, respectively.

Royalties:  Royalties from mineral leases (with cancellation terms varying from six months to one year) are taken into income as earned. Earned royalties are based on the taconite tonnage extracted (also referred to as produced or shipped) from the Trust's lands applied to a royalty rate as defined in the various specific and confidential operating agreements (also referred to as leases). Minimum royalties, if required, are current year's rental or minimum royalty income from the lessees to the Trust for holding the leasehold interest. Certain leases provide the steel and mining companies the ability to offset royalties, over the minimum royalty requirements, due on future taconite production, if any and when mined, against unabsorbed minimum royalties paid in prior periods. Accumulated minimum royalties from mineral leases in excess of tons extracted to date amounted to $9,279,941 and $7,465,119 as of December 31, 2012 and 2011, respectively.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Earnings per Share:  Earnings per share are determined by dividing net income for the period by the number of weighted-average shares of beneficial interest outstanding. Basic and diluted weighted-average shares outstanding were 1,500,000 as of December 31, 2012, 2011 and 2010.